Schedule of Investments (unaudited)
September 30, 2024
BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 7.3%
CF Industries Holdings, Inc.(a)	95,522	$ 8,195,788
Corteva, Inc.	340,740	20,032,104
Nutrien Ltd.	743,328	35,724,344
		63,952,236
Construction Materials — 1.6%
CRH PLC	149,635	13,877,150
Containers & Packaging — 10.4%
Avery Dennison Corp.	80,800	17,837,408
DS Smith PLC	932,218	5,764,819
Graphic Packaging Holding Co.(b)	456,383	13,504,373
Packaging Corp. of America(a)	99,395	21,409,683
Smurfit WestRock PLC	662,409	32,736,253
		91,252,536
Energy Equipment & Services — 1.0%
Saipem SpA(c)	4,127,514	9,120,538
Food Products — 3.1%
Bunge Global SA	163,428	15,793,682
Hofseth International, (Acquired 05/26/21, Cost: $10,198,056)(c)(d)(e)	18,993,283	11,788,742
		27,582,424
Metals & Mining — 40.1%
Anglo American PLC	859,367	27,934,322
ArcelorMittal SA, ADR	230,361	6,049,280
Barrick Gold Corp.	1,624,447	32,310,251
BHP Group Ltd., ADR	514,416	31,950,378
First Quantum Minerals Ltd.	463,072	6,313,762
Freeport-McMoRan, Inc.(f)	510,045	25,461,446
Glencore PLC	7,757,127	44,422,350
Newmont Corp.(f)	483,431	25,839,387
Norsk Hydro ASA	5,329,421	34,428,094
Nucor Corp.	58,579	8,806,767
Polyus PJSC(c)(d)	104,732	11
Rio Tinto PLC	533,200	37,850,590
Stelco Holdings, Inc.	67,776	3,343,071
Teck Resources Ltd., Class B	615,284	32,142,436
Vale SA, ADR	393,985	4,601,745
Wheaton Precious Metals Corp.	522,213	31,896,770
		353,350,660
Oil, Gas & Consumable Fuels — 32.0%
Cameco Corp.	213,900	10,218,551
Canadian Natural Resources Ltd.	590,841	19,619,704
Cheniere Energy, Inc.(f)	56,763	10,208,258
ConocoPhillips(a)	191,055	20,114,270
Diamondback Energy, Inc.	39,514	6,812,214
Eni SpA	1,126,367	17,140,523
Exxon Mobil Corp.(a)	524,997	61,540,148
Gazprom PJSC(c)(d)	5,430,000	584
Hess Corp.(f)	101,384	13,767,947
Neste OYJ	498,900	9,692,658
Permian Resources Corp., Class A	321,554	4,376,350
Shell PLC, ADR(a)	1,041,567	68,691,352
TotalEnergies SE	607,915	39,475,130
		281,657,689
Security	Shares	Value
Paper & Forest Products — 1.2%
Mondi PLC	547,027	$ 10,434,812
Precious Woods Holding AG, Registered Shares(c)	20,000	118,155
		10,552,967
Total Common Stocks — 96.7% (Cost: $713,504,271)		851,346,200

	Par (000)
Corporate Bonds
Metals & Mining — 0.8%
Allied Gold Corp., 8.75%, 09/07/28(g)(h)	$7,200	7,164,000
Total Corporate Bonds — 0.8% (Cost: $7,200,000)		7,164,000
Total Long-Term Investments — 97.5% (Cost: $720,704,271)		858,510,200

	Shares
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(i)(j)(k)	135,966	136,089
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(i)(j)	10,393,942	10,393,942
Total Short-Term Securities — 1.2% (Cost: $10,530,017)		10,530,031
Total Investments Before Options Written — 98.7% (Cost: $731,234,288)		869,040,231
Options Written — (1.2)% (Premiums Received: $(6,299,991))		(11,112,952)
Total Investments, Net of Options Written — 97.5% (Cost: $724,934,297)		857,927,279
Other Assets Less Liabilities — 2.5%		22,347,702
Net Assets — 100.0%		$ 880,274,981

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $11,788,742, representing 1.3% of its net assets as of period end, and an original cost of $10,198,056.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Convertible security.
(h)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 135,462 (a)	$ —	$ 613	$ 14	$ 136,089	135,966	$ 6,111 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	14,160,077	—	(3,766,135)(a)	—	—	10,393,942	10,393,942	625,762	—
SL Liquidity Series, LLC, Money Market Series(c)	6,150,469	—	(6,150,168)(a)	(800)	499	—	—	6,856 (b)	—
				$ (187)	$ 513	$ 10,530,031		$ 638,729	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ConocoPhillips	205	10/04/24	USD	115.00	USD	2,158	$ (2,460)
Exxon Mobil Corp.	400	10/04/24	USD	119.00	USD	4,689	(21,600)
Nucor Corp.	88	10/04/24	USD	160.00	USD	1,323	(1,320)
Shell PLC, ADR	876	10/04/24	USD	74.00	USD	5,777	(65,700)
Cheniere Energy, Inc.	44	10/11/24	USD	185.00	USD	791	(3,410)
Shell PLC, ADR	386	10/11/24	USD	70.00	USD	2,546	(4,825)
ArcelorMittal SA, ADR	432	10/18/24	USD	24.00	USD	1,134	(104,760)
Avery Dennison Corp.	129	10/18/24	USD	220.00	USD	2,848	(58,050)
BHP Group Ltd., ADR	956	10/18/24	USD	57.25	USD	5,938	(493,662)
Bunge Global SA	292	10/18/24	USD	100.00	USD	2,822	(24,090)
Cameco Corp.	396	10/18/24	CAD	58.00	CAD	2,559	(207,889)
Canadian Natural Resources Ltd.	2,118	10/18/24	CAD	52.00	CAD	9,512	(9,396)
ConocoPhillips	334	10/18/24	USD	115.00	USD	3,516	(6,847)
Corteva, Inc.	781	10/18/24	USD	52.49	USD	4,591	(559,270)
CRH PLC	217	10/18/24	USD	87.50	USD	2,012	(110,670)
Exxon Mobil Corp.	442	10/18/24	USD	120.00	USD	5,181	(51,051)
First Quantum Minerals Ltd.	375	10/18/24	CAD	16.50	CAD	692	(62,803)
Packaging Corp. of America	182	10/18/24	USD	200.00	USD	3,920	(294,840)
Packaging Corp. of America	185	10/18/24	USD	210.00	USD	3,985	(158,175)
Permian Resources Corp., Class A	796	10/18/24	USD	16.00	USD	1,083	(3,980)
Shell PLC, ADR	610	10/18/24	USD	72.50	USD	4,023	(6,100)
Teck Resources Ltd., Class B	531	10/18/24	USD	49.00	USD	2,774	(199,125)
Cheniere Energy, Inc.	62	10/25/24	USD	185.00	USD	1,115	(11,160)
Diamondback Energy, Inc.	61	10/25/24	USD	180.00	USD	1,052	(15,250)
Exxon Mobil Corp.	329	10/25/24	USD	118.00	USD	3,857	(81,263)
First Quantum Minerals Ltd.	669	10/25/24	CAD	20.50	CAD	1,234	(28,443)
Freeport-McMoRan, Inc.	924	10/25/24	USD	45.00	USD	4,613	(431,970)
Nucor Corp.	64	10/25/24	USD	150.00	USD	962	(37,120)
Shell PLC, ADR	929	10/25/24	USD	69.00	USD	6,127	(37,160)
Teck Resources Ltd., Class B	582	10/25/24	USD	51.00	USD	3,040	(183,039)
ArcelorMittal SA, ADR	420	11/01/24	USD	26.00	USD	1,103	(47,250)
Cheniere Energy, Inc.	104	11/01/24	USD	185.00	USD	1,870	(27,560)
ConocoPhillips	167	11/01/24	USD	106.00	USD	1,758	(55,110)
Exxon Mobil Corp.	313	11/01/24	USD	119.00	USD	3,669	(81,067)
Freeport-McMoRan, Inc.	963	11/01/24	USD	51.00	USD	4,807	(138,672)
Hess Corp.	308	11/01/24	USD	136.00	USD	4,183	(135,520)
Shell PLC, ADR	526	11/01/24	USD	70.00	USD	3,469	(23,670)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Teck Resources Ltd., Class B	581	11/01/24	USD	50.00	USD	3,035	$ (225,137)
Vale SA, ADR	730	11/01/24	USD	12.50	USD	853	(12,410)
Diamondback Energy, Inc.	85	11/08/24	USD	180.00	USD	1,465	(36,125)
Nucor Corp.	64	11/08/24	USD	160.00	USD	962	(22,400)
Avery Dennison Corp.	170	11/15/24	USD	220.00	USD	3,753	(144,500)
BHP Group Ltd., ADR	950	11/15/24	USD	57.50	USD	5,900	(541,500)
Bunge Global SA	312	11/15/24	USD	103.00	USD	3,015	(49,224)
Cameco Corp.	395	11/15/24	CAD	64.00	CAD	2,552	(130,698)
Canadian Natural Resources Ltd.	68	11/15/24	CAD	46.00	CAD	305	(6,436)
Corteva, Inc.	479	11/15/24	USD	57.10	USD	2,816	(162,800)
CRH PLC	340	11/15/24	USD	90.00	USD	3,153	(212,500)
Exxon Mobil Corp.	458	11/15/24	USD	120.00	USD	5,369	(134,881)
First Quantum Minerals Ltd.	669	11/15/24	CAD	21.00	CAD	1,234	(36,605)
Hess Corp.	67	11/15/24	USD	140.00	USD	910	(22,445)
Permian Resources Corp., Class A	393	11/15/24	USD	14.24	USD	535	(18,585)
Shell PLC, ADR	526	11/15/24	USD	72.50	USD	3,469	(18,410)
Teck Resources Ltd., Class B	582	11/15/24	USD	55.00	USD	3,040	(107,670)
Vale SA, ADR	730	11/15/24	USD	13.00	USD	853	(11,315)
							$ (5,677,918)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Anglo American PLC	Goldman Sachs International	159,850	10/01/24	GBP	23.60	GBP	3,886	$ (150,637)
Glencore PLC	Bank of America N.A.	870,000	10/01/24	GBP	4.23	GBP	3,727	(64,648)
TotalEnergies SE	UBS AG	179,100	10/01/24	EUR	63.37	EUR	10,448	—
DS Smith PLC	Morgan Stanley & Co. International PLC	176,200	10/02/24	GBP	4.77	GBP	815	(344)
Eni SpA	Bank of America N.A.	212,900	10/02/24	EUR	14.43	EUR	2,910	—
Norsk Hydro ASA	Bank of America N.A.	362,700	10/02/24	NOK	61.41	NOK	24,726	(242,728)
Mondi PLC	Citibank N.A.	103,400	10/03/24	GBP	14.76	GBP	1,475	(357)
Saipem SpA	Goldman Sachs International	866,200	10/08/24	EUR	2.05	EUR	1,719	(17,886)
Neste OYJ	Morgan Stanley & Co. International PLC	92,500	10/10/24	EUR	20.24	EUR	1,614	(210)
TotalEnergies SE	Goldman Sachs International	76,000	10/10/24	EUR	62.54	EUR	4,433	(4,369)
Smurfit WestRock PLC	Morgan Stanley & Co. International PLC	85,000	10/11/24	USD	41.32	USD	4,201	(728,498)
Graphic Packaging Holding Co.	Morgan Stanley & Co. International PLC	68,500	10/18/24	USD	28.75	USD	2,027	(90,530)
Mondi PLC	Bank of America N.A.	103,400	10/22/24	GBP	14.77	GBP	1,475	(15,137)
Norsk Hydro ASA	Bank of America N.A.	917,500	10/22/24	NOK	58.66	NOK	62,548	(903,258)
Glencore PLC	Bank of America N.A.	560,000	10/23/24	GBP	3.88	GBP	2,399	(323,615)
Smurfit WestRock PLC	JPMorgan Chase Bank N.A.	75,000	10/25/24	USD	47.12	USD	3,707	(235,791)
Glencore PLC	BNP Paribas SA	484,500	10/30/24	GBP	3.85	GBP	2,075	(305,493)
Neste OYJ	Bank of America N.A.	92,500	10/30/24	EUR	20.43	EUR	1,614	(6,087)
Rio Tinto PLC	Goldman Sachs International	120,600	10/30/24	GBP	48.43	GBP	6,403	(829,473)
Smurfit WestRock PLC	Morgan Stanley & Co. International PLC	85,000	11/04/24	USD	47.80	USD	4,201	(352,487)
DS Smith PLC	Morgan Stanley & Co. International PLC	168,800	11/08/24	GBP	4.99	GBP	781	(9,300)
Eni SpA	Citibank N.A.	203,900	11/08/24	EUR	14.66	EUR	2,787	(23,051)
Graphic Packaging Holding Co.	Barclays Bank PLC	100,300	11/08/24	USD	29.26	USD	2,968	(145,362)
Anglo American PLC	Bank of America N.A.	165,000	11/12/24	GBP	23.95	GBP	4,012	(320,512)
Norsk Hydro ASA	Bank of America N.A.	458,800	11/12/24	NOK	67.31	NOK	31,277	(166,005)
Rio Tinto PLC	Goldman Sachs International	51,800	11/12/24	GBP	50.37	GBP	2,750	(259,880)
Glencore PLC	Morgan Stanley & Co. International PLC	955,700	11/14/24	GBP	4.44	GBP	4,094	(166,283)
Saipem SpA	Goldman Sachs International	661,000	11/14/24	EUR	2.01	EUR	1,312	(73,093)
								$ (5,435,034)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Resources & Commodities Strategy Trust (BCX)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 63,952,236	$ —	$ —	$ 63,952,236
Construction Materials	13,877,150	—	—	13,877,150
Containers & Packaging	85,487,717	5,764,819	—	91,252,536
Energy Equipment & Services	—	9,120,538	—	9,120,538
Food Products	15,793,682	—	11,788,742	27,582,424
Metals & Mining	208,715,293	144,635,356	11	353,350,660
Oil, Gas & Consumable Fuels	215,348,794	66,308,311	584	281,657,689
Paper & Forest Products	—	10,552,967	—	10,552,967
Corporate Bonds	—	7,164,000	—	7,164,000
Short-Term Securities
Money Market Funds	10,530,031	—	—	10,530,031
	$613,704,903	$243,545,991	$11,789,337	$869,040,231
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (4,394,377)	$ (6,718,575)	$ —	$ (11,112,952)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets
Opening balance, as of December 31, 2023	$ 7,777,474
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	4,011,863

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Resources & Commodities Strategy Trust (BCX)

Common Stocks
Purchases	$ —
Sales	—
Closing balance, as of September 30, 2024	$ 11,789,337
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(a)	$ 4,011,863

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $595. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)
Assets
Common Stocks	$11,788,742	Market	EBITDA Multiple	10.86x

	$11,788,742

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
Schedule of Investments